Annual Total Returns- Real Estate Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Real Estate Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.85%	16.98%	2.69%	19.68%	(3.77%)	8.83%	5.49%	(8.26%)	23.48%	(6.01%)